Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries

Taxpayer ID				Ownership % at 12-31-2023			Ownership % at 12-31-2022
No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.282.311-8	Enel Transmisión Chile S.A. (i)	Chile	Chilean peso	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Enel Colina S.A.	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
91.081.000-6	Enel Generación Chile S.A.	Chile	Chilean peso	93.55%	—	93.55%	93.55%	—	93.55%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%
76.924.079-9	Enel X Chile Spa	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%
76.412.562-2	Enel Green Power Chile S.A. (ii)	Chile	U.S. dollar	99.99%	—	99.99%	99.99%	—	99.99%
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%
77.741.548-4	Enel Mobility Chile SpA (iii)	Chile	Chilean peso	100.00%	—	100.00%	—	—	—

Schedule of investment in associates

Taxpayer ID				Ownership % at 12-31-2023			Ownership % at 12-31-2022
No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina S.P.A.	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%
77.569.067-4	Enel X Way Chile S.p.A. (i)	Chile	Chilean peso	49.00%	—	49.00%	49.00%	—	49.00%
77.157.779-2	Enel X AMPCI Ebus Chile S.P.A. (ii)	Chile	U.S. dollar	—	—	—	—	—	—
i.

On April 4, 2022, the division of Enel X Chile S.P.A. was finalized to create a new company by the name of Enel X Way Chile S.P.A. Then, on May 31, 2022, 1,020 shares of that company were sold for ThCh$11,358,338, equivalent to a 51% interest ownership.

ii.	On December 6, 2022, our subsidiary Enel X Chile S.P.A. completed the sale of its 20% interest in Enel X AMPCI Ebus Chile S.P.A. to AMPCI EBUS Developments LLC.

Schedule of Associates and Joint Venture

				Ownership % at 12-31-2023			Ownership % at 12-31-2022
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.110.358-8	HIF H2 SpA.	Chile	U.S. dollar	—	50.00%	50.00%	—	50.00%	50.00%
77.230.801-9	Sociedad de Inversiones K Cuatro SpA (i)	Chile	Chilean peso	—	—	—	—	—	—

i.	On December 6, 2022, the transaction was completed whereby our subsidiary, Enel X Chile, sold its full interest in Sociedad de Inversiones K Cuatro SpA, representing 50% ownership, to Enel X AMPCI Ebus Chile SpA, see Note 13.3.b.

Schedule of general price index

General price index
From January to December 2021	50.95%
From January to December 2022	94.79%
From January to December 2023	211.41%

Schedule of foreign exchange rate

	As of December 31,
	2023		2022		2021
	Close	Average	Close	Average	Average
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
United States dollar	877.12	839.91	855.86	871.19	759.06
Argentine peso	1.08	1.08	4.83	4.81	8.29